Events after the reporting period (Details) - USD ($)	Feb. 25, 2025	Oct. 22, 2024	Jul. 23, 2024	Apr. 23, 2024	Feb. 20, 2024	Oct. 24, 2023	Jul. 25, 2023	Apr. 25, 2023	Feb. 21, 2023
Preferred shares
Disclosure of non-adjusting events after reporting period [line items]
Dividend rate (as a percentage)		9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%
Dividends Declared [member] | Preferred shares
Disclosure of non-adjusting events after reporting period [line items]
Dividend rate (as a percentage)	9.00%
Dividends Declared [member] | Ordinary shares
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared but not yet paid	$ 0.1